                                                                       September 9, 2005

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re:      Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                  (File No. 811-07975)

|X|      Discovery Choice Variable Annuity
                           (File No. 333-86083)
|X|      Discovery Select Variable Annuity
                           (File No. 333-18117)

Dear Commissioners:

        On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (“the Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

        In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Core Equity Fund, AIM V.I. Premier Equity Fund; Janus Mid Cap Growth, Janus International Value Portfolio; MFS Emerging Growth Series, MFS Research Series; OpCap Managed Portfolio, OpCap Small Cap Portfolio; T. Rowe Price Equity Income Portfolio, T. Rowe Price International Stock Portfolio; Credit Suisse Trust Global Small Cap Portfolio; Franklin Small-Mid Cap Growth Securities Fund-Class 2; American Century VP Value; AllianceBernstein Large Cap Growth Portfolio; Davis Value Portfolio; The Prudential Series Fund, Inc.: Diversified Bond, Diversified Conservative Growth, Prudential Value, Equity, Global, High Yield Bond, Money Market, Jennison, Small Capitalization Stock, Stock Index, Jennison 20/20 Focus, SP Aggressive Growth Asset Allocation, SP Balanced Asset Allocation, SP Conservative Asset Allocation, SP Goldman Sachs Small-Mid Cap Value, SP Growth Asset Allocation, SP Large Cap Value, SP Mid Cap Growth Portfolio, SP PIMCO Total Return, SP Prudential U.S. Emerging Growth, SP Small Company Growth, SP Strategic Partners Focused Growth and SP William Blair International Growth Portfolios.

Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0001193125-05-174639
Date of Filing:            08/25/2005

Filer/Entity:              AllianceBernstein Variable Products Series Fund
Registration No.:          811-05398
CIK No.:                   0000825316
Accession No.:             0000936772-05-000177
Date of Filing:            08/29/2005

Filer/Entity:              American Century Variable Portfolios, Inc.
Registration No.:          811-05188
CIK No.:                   0000814680
Accession No.:             0000814680-05-000021
Date of Filing:            08/18/2005

Filer/Entity               Credit Suisse Trust
Registration No.:          811-07261
CIK No.                    000941568
Accession No.:             0000891804-05-002644
Date of Filing:            09/01/2005

Filer/Entity:              Davis Variable Account Fund, Inc.
Registration No.:          811-09293
CIK No.                    0001084060
Accession No.:             0001084060-05-000014
Date of Filing:            08/23/2005

Filer/Entity:              Dreyfus Variable Investment Funds, Inc.
Registration No.:          811-05125
CIK No.:                   0000813383
Accession No.:             0000813383-05-000011
Date of Filing:            08/10/2005

Filer/Entity:              Franklin Templeton Variable Insurance Products Trust
Registration No.:          811-05583
CIK No.:                   0000837274
Accession No.:             0001193125-05-175992
Date of Filing:            08/29/2005

Filer/Entity:              Janus Aspen Series - Institutional Shares
Registration No.:          811-07736
CIK No.:                   0000906185
Accession No.:             0001104659-05-041255
Date of Filing:            08/25/2005

Filer/Entity:              MFS Variable Insurance Trust
Registration No.:          811-08326
CIK No.:                   0000918571
Accession No.:             0000950156-05-000315
Date of Filing:            08/26/2005

Filer/Entity               Premier VIT
Registration No.:          811-08512
CIK No.                    0000923185
Accession No.:             0001104659-05-043142
Date of Filing:            09/07/2005

Filer/Entity:              T. Rowe Price Equity Series Inc. - Equity Income Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-05-000036
Date of Filing:            08/29/2005

Filer/Entity               T. Rowe Price International Stock Portfolio
Registration No.:          811-07145
CIK No.:                   0000918292
Accession No.:             0000918292-05-000008
Date of Filing:            08/26/2005

Filer/Entity               The Prudential Series Fund, Inc.
Registration No.:          811-03623
CIK No.                    0000711175
Accession No.:             0001193125-05-178005
Date of Filing:            08/31/2005

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/C. Christopher Sprague

C. Christopher Sprague
Vice President and Corporate Counsel